Operating Leases (Details) - Schedule of operating lease cost and other supplemental information - CNY (¥)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of operating lease cost and other supplemental information [Abstract]
Operating lease cost	[1]	¥ 13,966,943	¥ 14,764,364	¥ 21,719,042
Weighted-average remaining lease term		3 years 7 months 2 days	1 year
Weighted-average discount rate		4.75%	4.73%
Cash paid for amounts included in the measurement of lease liabilities under operating cash flows		¥ 15,101,145	¥ 15,478,630
ROU assets obtained in exchange for new operating lease liabilities		¥ 29,777,357	¥ 16,196,806

[1]	Amounts include short-term leases that are immaterial.